Note 20 - Business Segments	12 Months Ended
Mar. 31, 2012
Segment Reporting Disclosure [Text Block]
20.      BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of management resources and to evaluate business performance.

Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

ATM operation business segment comprises revenues from ATM operation business.

Revenues:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Network service and systems integration business:
Customers	¥67,799,723	¥81,901,632	¥95,990,449	$1,164,791
Intersegment	428,560	455,230	506,030	6,141
Total	68,228,283	82,356,862	96,496,479	1,170,932
ATM operation business:
Customers	206,657	516,574	1,324,156	16,068
Intersegment	-	-	-	-
Total	206,657	516,574	1,324,156	16,068

Elimination	428,560	455,230	506,030	6,141
Consolidated total	¥68,006,380	¥82,418,206	¥97,314,605	$1,180,859

Segment Profit or Loss:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Operating income (loss):
Network service and systems integration business	¥4,435,207	¥4,812,926	¥6,631,476	$80,469
ATM operation business	(1,001,166)	(642,877)	(194,264)	(2,357)
Elimination	22,456	29,007	83,729	1,016
Consolidated total	¥3,411,585	¥4,141,042	¥6,353,483	$77,096

Segment Assets:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Segment assets:
Network service and systems integration business	¥69,921,379	¥71,749,633	$870,642
ATM operation business	1,551,610	1,743,613	21,158
Elimination	-
Consolidated total	¥71,472,989	¥73,493,246	$891,800

Other significant items:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Depreciation and amortization:
Network service and systems integration business	¥5,287,887	¥5,777,683	¥7,006,576	$85,021
ATM operation business	18,939	38,351	137,055	1,663
Consolidated total	¥5,306,826	¥5,816,034	¥7,143,631	$86,684

For information regarding the goodwill and the other intangible assets impairment losses, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income (loss) is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

There have been no revenue from transactions with a single external customer amounting to 10% or more of the Company’s revenues for the years ended March 31, 2010 and 2011. Revenue from one customer, which is IBM Japan, Ltd., of the Company’s network service and system integration business segment represents ¥14,396,722 thousand ($174,696 thousand) of the Company’s consolidated revenue.